Acquisition of Business (Details) - Schedule of unaudited pro forma condensed financial information - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Schedule of unaudited pro forma condensed financial information [Abstract]
Net revenue, Reported	$ 213,739	$ 84,450	$ 647,227	$ 203,814	$ 943,702	$ 370,647
Net revenue, Proforma				629,873	1,369,761	1,993,472
Net loss, Reported					(2,932,828)	(2,766,627)
Net loss, Proforma				$ (702,975)	$ (3,001,178)	$ (2,732,727)
Loss per common share - basic and diluted, Reported (in Dollars per share)	$ (0.08)	$ (0.04)	$ (0.13)	$ (0.12)	$ (0.51)	$ (0.50)
Loss per common share - basic and diluted, Proforma (in Dollars per share)				$ (0.12)	$ 0.52	$ (0.45)